Carillon Scout Mid Cap Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Aerospace & Defense - 2.0%
BWX Technologies, Inc.	157,873	$15,574,171
Howmet Aerospace, Inc.	152,605	19,797,447
Textron, Inc.	308,999	22,325,178
		57,696,796

Automobile Components - 0.6%
Aptiv PLC (a)	311,173	18,514,793

Automobiles - 0.4%
Thor Industries, Inc.	139,133	10,547,673

Banks - 3.8%
Citizens Financial Group, Inc.	748,908	30,682,761
First Horizon Corp.	2,795,619	54,290,921
Huntington Bancshares, Inc.	1,816,942	27,272,299
		112,245,981

Beverages - 2.6%
Brown-Forman Corp. - Class B	406,419	13,793,861
Coca-Cola Consolidated, Inc.	16,817	22,702,950
Monster Beverage Corp. (a)	669,436	39,175,395
		75,672,206

Biotechnology - 0.7%
Neurocrine Biosciences, Inc. (a)	182,173	20,148,334

Broadline Retail - 0.8%
Coupang, Inc. (a)	1,130,309	24,787,676

Building Products - 1.8%
Carlisle Cos, Inc.	38,215	13,012,208
Carrier Global Corp.	341,068	21,623,711
Owens Corning	120,676	17,234,946
		51,870,865

Capital Markets - 4.2%
Blue Owl Capital, Inc. - Class A	942,003	18,877,740
Cboe Global Markets, Inc.	190,645	43,141,057
Evercore, Inc. - Class A	76,246	15,227,851
Interactive Brokers Group, Inc. - Class A	47,861	7,925,303
Morningstar, Inc.	44,358	13,301,633
Robinhood Markets, Inc. - Class A (a)	276,824	11,521,415
StepStone Group, Inc. - Class A	272,025	14,207,866
		124,202,865

Chemicals - 2.4%
Corteva, Inc.	309,639	19,485,582
DuPont de Nemours, Inc.	262,801	19,625,979
The Mosaic Co.	754,734	20,385,365
Westlake Corp.	103,527	10,355,806
		69,852,732

Commercial Services & Supplies - 1.7%
Clean Harbors, Inc. (a)	67,927	13,388,412
RB Global, Inc.	372,360	37,347,708
		50,736,120

Communications Equipment - 0.7%
Ciena Corp. (a)	350,777	21,197,454

Construction & Engineering - 1.1%
Quanta Services, Inc.	129,283	32,861,153

Construction Materials - 1.6%
Eagle Materials, Inc.	90,355	20,052,485
Martin Marietta Materials, Inc.	54,529	26,071,951
		46,124,436

Consumer Staples Distribution & Retail - 2.8%
Albertsons Cos., Inc. - Class A	1,180,980	25,969,750
Casey's General Stores, Inc.	131,141	56,920,440
		82,890,190

Distributors - 1.1%
LKQ Corp.	757,813	32,237,365

Electric Utilities - 2.6%
Evergy, Inc.	350,446	24,163,252
PPL Corp.	1,474,353	53,238,887
		77,402,139

Electrical Equipment - 2.2%
AMETEK, Inc.	96,434	16,600,149
GE Vernova, Inc.	61,236	18,694,126
Hubbell, Inc.	54,448	18,017,388
Vertiv Holdings Co. - Class A	173,488	12,525,833
		65,837,496

Electronic Equipment, Instruments & Components - 1.0%
Celestica, Inc. (a)	148,801	11,727,007
Keysight Technologies, Inc. (a)	107,976	16,171,565
		27,898,572

Entertainment - 2.3%
Live Nation Entertainment, Inc. (a)	86,199	11,255,865
Take-Two Interactive Software, Inc. (a)	109,660	22,727,035
TKO Group Holdings, Inc.	214,438	32,768,271
		66,751,171

Financial Services - 1.9%
Corebridge Financial, Inc.	739,708	23,352,582
Jack Henry & Associates, Inc.	70,112	12,802,451
Shift4 Payments, Inc. - Class A (a)(b)	250,357	20,456,670
		56,611,703

Food Products - 1.1%
Freshpet, Inc. (a)	93,588	7,783,714
The Hershey Co.	146,528	25,060,684
		32,844,398

Gas Utilities - 1.5%
Atmos Energy Corp.	292,793	45,259,942

Ground Transportation - 1.0%
U-Haul Holding Co.	290,255	17,177,291
XPO, Inc. (a)	99,409	10,694,420
		27,871,711

Health Care Equipment & Supplies - 2.4%
GE HealthCare Technologies, Inc.	422,501	34,100,056
Zimmer Biomet Holdings, Inc.	316,352	35,804,719
		69,904,775

Health Care Providers & Services - 6.7%
Cencora, Inc.	216,378	60,172,558
Centene Corp. (a)	510,742	31,007,147
Encompass Health Corp.	501,010	50,742,293
Henry Schein, Inc. (a)	324,877	22,250,826
Hims & Hers Health, Inc. (a)	231,717	6,847,237
Quest Diagnostics, Inc.	143,313	24,248,559
		195,268,620

Hotels, Restaurants & Leisure - 3.5%
Boyd Gaming Corp.	428,017	28,176,359
Las Vegas Sands Corp.	520,394	20,102,820
Life Time Group Holdings, Inc. (a)	690,664	20,858,053
Texas Roadhouse, Inc.	85,197	14,196,376
Viking Holdings Ltd. (a)	474,742	18,870,995
		102,204,603

Household Durables - 1.5%
D.R. Horton, Inc.	158,761	20,183,286
SharkNinja, Inc. (a)	284,852	23,759,505
		43,942,791

Household Products - 0.9%
Church & Dwight Co., Inc.	252,593	27,807,963

Industrial REITs - 2.4%
EastGroup Properties, Inc.	128,038	22,553,894
STAG Industrial, Inc.	1,341,562	48,457,219
		71,011,113

Insurance - 4.7%
Arch Capital Group Ltd.	171,796	16,523,339
Axis Capital Holdings Ltd.	450,477	45,155,814
Everest Group Ltd.	83,545	30,354,405
Selective Insurance Group, Inc.	65,773	6,020,860
The Allstate Corp.	98,224	20,339,244
White Mountains Insurance Group Ltd.	10,192	19,627,856
		138,021,518

IT Services - 2.2%
Cloudflare, Inc. - Class A (a)	184,171	20,754,230
EPAM Systems, Inc. (a)	93,921	15,857,622
Gartner, Inc. (a)	33,432	14,032,748
MongoDB, Inc. (a)	70,843	12,425,862
		63,070,462

Leisure Products - 0.5%
Brunswick Corp.	266,462	14,348,979

Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	219,057	25,625,288

Machinery - 2.1%
Chart Industries, Inc. (a)	58,909	8,504,103
Parker-Hannifin Corp.	44,865	27,271,190
Xylem, Inc.	207,249	24,757,966
		60,533,259

Marine Transportation - 0.6%
Kirby Corp. (a)	160,713	16,233,620

Media - 0.9%
Omnicom Group, Inc.	318,333	26,392,989

Metals & Mining - 2.3%
Agnico Eagle Mines Ltd.	172,812	18,734,549
Alamos Gold, Inc. - Class A	720,325	19,261,491
ATI, Inc. (a)	541,215	28,159,416
		66,155,456

Mortgage REITs - 0.5%
AGNC Investment Corp. (b)	1,653,059	15,836,305

Multi-Utilities - 3.4%
CenterPoint Energy, Inc.	1,517,510	54,979,387
WEC Energy Group, Inc.	406,942	44,348,539
		99,327,926

Office REITs - 0.5%
Cousins Properties, Inc.	510,883	15,071,049

Oil, Gas & Consumable Fuels - 5.3%
EQT Corp.	1,166,450	62,323,423
Marathon Petroleum Corp.	208,141	30,324,062
Ovintiv, Inc.	375,545	16,073,326
Viper Energy, Inc.	1,043,351	47,107,298
		155,828,109

Passenger Airlines - 0.7%
Delta Air Lines, Inc.	483,474	21,079,466

Professional Services - 0.5%
Booz Allen Hamilton Holding Corp.	134,282	14,043,212

Residential REITs - 2.4%
Mid-America Apartment Communities, Inc.	301,241	50,481,967
UDR, Inc.	414,146	18,706,975
		69,188,942

Retail REITs - 2.2%
Agree Realty Corp.	831,701	64,199,000

Semiconductors & Semiconductor Equipment - 2.6%
Allegro MicroSystems, Inc. (a)	880,506	22,127,116
Marvell Technology, Inc.	231,767	14,269,894
Monolithic Power Systems, Inc.	33,162	19,233,297
Rambus, Inc. (a)	122,551	6,345,078
Teradyne, Inc.	164,330	13,573,658
		75,549,043

Software - 3.3%
AppLovin Corp. - Class A (a)	151,380	40,111,159
Clearwater Analytics Holdings, Inc. - Class A (a)	569,602	15,265,334
Klaviyo, Inc. - Class A (a)	478,333	14,474,357
Palantir Technologies, Inc. - Class A (a)	135,236	11,413,918
Zscaler, Inc. (a)	80,475	15,967,849
		97,232,617

Specialized REITs - 0.5%
Digital Realty Trust, Inc.	103,969	14,897,718

Specialty Retail - 3.3%
Bath & Body Works, Inc.	524,796	15,911,815
Boot Barn Holdings, Inc. (a)	140,813	15,127,541
Murphy USA, Inc.	58,334	27,405,896
O'Reilly Automotive, Inc. (a)	10,309	14,768,467
Ross Stores, Inc.	184,785	23,613,675
		96,827,394

Trading Companies & Distributors - 0.8%
United Rentals, Inc.	38,664	24,230,729
TOTAL COMMON STOCKS (Cost $2,372,384,662)		2,915,896,717

SHORT-TERM INVESTMENTS - 1.0%	Shares	Value
Money Market Funds - 1.0%
First American Government Obligations Fund - Class X, 4.27% (c)	29,069,775	29,069,775
TOTAL SHORT-TERM INVESTMENTS (Cost $29,069,775)		29,069,775

TOTAL INVESTMENTS - 100.5% (Cost $2,401,454,437)		2,944,966,492
Liabilities in Excess of Other Assets - (0.5)%		(13,447,464)
TOTAL NET ASSETS - 100.0%		$2,931,519,028
two		–%

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $28,041,112 which represented 1.0% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025. Investment made with cash collateral received for securities on loan.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Carillon Scout Mid Cap Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,915,896,717	$–	$–	$2,915,896,717
Money Market Funds	29,069,775	–	–	29,069,775
Total Investments	$2,944,966,492	$–	$–	$2,944,966,492

Refer to the Schedule of Investments for further disaggregation of investment categories.